Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Total post-employment and other non-current employee benefits	$ 2,652	$ 3,029	$ 135
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	480	389
Non-vested benefit obligation	1,210	1,398
Accumulated benefit obligation	1,690	1,787
Excess of projected defined benefit obligation over accumulated benefit obligation	1,695	2,582
Defined benefit obligation	3,385	4,369
Pension plan funds at fair value	(1,031)	(1,692)
Net defined benefit liability	2,354	2,677
Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	40	36
Non-vested benefit obligation	204	267
Accumulated benefit obligation	244	303
Excess of projected defined benefit obligation over accumulated benefit obligation	165	158
Defined benefit obligation	409	461
Pension plan funds at fair value	(111)	(109)
Net defined benefit liability	$ 298	$ 352